CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenues by Major Customers

For the years ended December 31, 2014, 2013 and 2012, the customers who accounted for 10% or more of the Company’s revenues at the period-end are presented as follows:

	Year ended December 31, 2014

		Percentage
	Revenues	of revenues
Customer A	$9,653,177	21%
Customer B	5,993,579	13%
Customer C	5,617,895	12%
Customer D	4,570,788	10%
	$25,835,439	56%

	Year ended December 31, 2013

		Percentage
	Revenues	of revenues
Customer A	$6,098,923	14%
Customer B	4,753,461	11%
Customer C	4,272,985	10%
	$15,125,369	35%

	Year ended December 31, 2012

		Percentage
	Revenues	of revenues
Customer A	$6,283,257	14%
Customer B	4,764,066	11%
Customer C	4,351,667	10%
	$15,398,990	35%

Schedule of Purchases From Major Vendors

For the years ended December 31, 2014, 2013 and 2012, the customers who accounted for 10% or more of the Company’s purchases at the period-end are presented as follows:

	Year ended December 31, 2014

		Percentage
	Purchases	of purchases
Vendor A	$8,508,692	18%
Vendor B	7,281,524	16%
Vendor C	7,163,095	15%
	$22,953,311	49%

	Year ended December 31, 2013

		Percentage
	Purchases	of purchases
Vendor A	$4,543,035	28%
Vendor B	4,134,982	25%
Vendor C	3,693,719	23%
	$12,371,736	76%

	Year ended December 31, 2012

		Percentage
	Purchases	of purchases
Vendor A	$5,073,101	26%
Vendor B	5,055,048	25%
Vendor C	3,206,274	16%
	$13,334,423	67%